INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES
NOTE 7:-	INVENTORIES

	December 31,
	2011	2010

Raw materials	$1,155	$1,071
Finished products	9,346	9,759

	$10,501	$10,830

For the years ended December 31, 2011, 2010 and 2009, the finished products line item above includes the cost of goods sold for which revenue was not yet recognized in the amount of approximately $ 4,039, $ 4,622 and $ 711, respectively.